As filed with the Securities and Exchange Commission on May 30, 2019

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 2,130	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2,130	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Lincoln Street

Mail Stop SUM0703

Boston, MA 02111

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE, ESQ.
WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	400 HOWARD STREET
NEW YORK, NY 10019-6099	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On June 28, 2019, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 2,130 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until June 28, 2019, the effectiveness of the registration statement for the iShares Inv Grade Preferred and Income Securities ETF (the “Fund”), filed in Post-Effective Amendment No. 1,759 on May 26, 2017, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
1,797	August 8, 2017	August 23, 2017
1,805	August 22, 2017	August 31, 2017
1,811	August 30, 2017	September 11, 2017
1,815	September 8, 2017	September 18, 2017
1,820	September 15, 2017	September 25, 2017
1,827	September 22, 2017	October 2, 2017
1,829	September 29, 2017	October 9, 2017
1,831	October 6, 2017	October 16, 2017
1,835	October 13, 2017	November 10, 2017
1,844	November 9, 2017	December 8, 2017
1,852	December 7, 2017	January 5, 2018
1,861	January 4, 2018	February 2, 2018
1,870	February 1, 2018	March 2, 2018
1,877	March 1, 2018	March 16, 2018
1,882	March 15, 2018	April 9, 2018
1,898	April 6, 2018	April 16, 2018
1,900	April 13, 2018	April 20, 2018
1,902	April 19, 2018	April 27, 2018
1,905	April 26, 2018	May 25, 2018
1,912	May 24, 2018	June 1, 2018
1,916	May 31, 2018	June 29, 2018
1,927	June 28, 2018	July 27, 2018
1,943	July 26, 2018	August 24, 2018
1,954	August 23, 2018	September 21, 2018
1,970	September 20, 2018	October 19, 2018
1,984	October 18, 2018	November 16, 2018
1,998	November 15, 2018	December 14, 2018
2,015	December 13, 2018	January 11, 2019
2,031	January 10, 2019	February 8, 2019
2,043	February 7, 2019	March 8, 2019
2,063	March 7, 2019	April 5, 2019
2,083	April 4, 2019	May 3, 2019
2,107	May 2, 2019	May 31, 2019

This Post-Effective Amendment No. 2,130 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 1,759.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2,130 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 30th day of May, 2019.

iSHARES TRUST

By:
Martin Small*
President

Date: May 30, 2019

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2,130 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark K. Wiedman*
Trustee

Date: May 30, 2019

John E. Martinez*
Trustee

Date: May 30, 2019

Cecilia H. Herbert*
Trustee

Date: May 30, 2019

John E. Kerrigan*
Trustee

Date: May 30, 2019

Robert S. Kapito*
Trustee

Date: May 30, 2019

Madhav V. Rajan*
Trustee

Date: May 30, 2019

Jane D. Carlin*
Trustee

Date: May 30, 2019

Drew E. Lawton*
Trustee

Date: May 30, 2019

Richard L. Fagnani*
Trustee

Date: May 30, 2019

/s/ Neal J. Andrews
Neal J. Andrews*
Treasurer and Chief Financial Officer

Date: May 30, 2019

*By:	/s/ Neal J. Andrews
Neal J. Andrews
Attorney-in-fact

Date: May 30, 2019

*

Powers of Attorney, each dated April 1, 2019, for Martin Small, Jane D. Carlin, Mark K. Wiedman, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Neal J. Andrews are incorporated herein by reference to Post-Effective Amendment No. 2,076, filed April 2, 2019.